Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FRANKLIN STRATEGIC SERIES
Prospectus Date	rr_ProspectusDate	Jun. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 24, 2018